Basis of accounting, Currency translation rates (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.26	1.13	1.11	1.26	1.11	1.10
Average rate	1.23	1.11	1.10	1.17	1.12
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.18	1.08	1.07	1.18	1.07	1.04
Average rate	1.15	1.05	1.07	1.10	1.08
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.37	1.29	1.26	1.37	1.26	1.25
Average rate	1.35	1.26	1.26	1.31	1.26
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.69	0.67	0.62	0.69	0.62	0.63
Average rate	0.70	0.66	0.63	0.68	0.65